Warrant Liability - Schedule of (Gain) Loss on Revaluation of Share Purchase Warrant Liabilities (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Disclosure Of Classes Of Share Capital [Line Items]
Gain on revaluation of warrant liabilities	$ (2,222)	$ (1,338)
Bought deal July 20, 2017
Disclosure Of Classes Of Share Capital [Line Items]
Gain on revaluation of warrant liabilities	(290)	(495)
Bought deal November 30, 2016
Disclosure Of Classes Of Share Capital [Line Items]
Gain on revaluation of warrant liabilities	(304)	(930)
Private Placement October 19, 2015
Disclosure Of Classes Of Share Capital [Line Items]
Gain on revaluation of warrant liabilities		$ 87
Warrants Issued through Rye Patch Acquisition
Disclosure Of Classes Of Share Capital [Line Items]
Gain on revaluation of warrant liabilities	$ (1,628)